Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	$ 23,320	$ 26,727
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	21,813	24,223
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD and still accruing	19,404	20,883
30-59 DPD and still accruing	1,994	2,193
60-89 DPD and still accruing	1,054	1,168
90-119 DPD and still accruing	404	459
120-179 DPD and still accruing	443	521
180 or more DPD and still accruing	3,737	4,386
Total consumer PCI loans (adjusted unpaid principal balance)	27,036	29,610
Total consumer PCI loans (carrying value)	21,813	24,223
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	21,712	24,100
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD and still accruing	19,236	20,712
30-59 DPD and still accruing	1,987	2,185
60-89 DPD and still accruing	1,051	1,164
90-119 DPD and still accruing	402	457
120-179 DPD and still accruing	440	517
180 or more DPD and still accruing	3,654	4,291
Total consumer PCI loans (adjusted unpaid principal balance)	26,770	29,326
Total consumer PCI loans (carrying value)	21,712	24,100
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	101	123
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD and still accruing	168	171
30-59 DPD and still accruing	7	8
60-89 DPD and still accruing	3	4
90-119 DPD and still accruing	2	2
120-179 DPD and still accruing	3	4
180 or more DPD and still accruing	83	95
Total consumer PCI loans (adjusted unpaid principal balance)	266	284
Total consumer PCI loans (carrying value)	$ 101	$ 123